PREPAIDS AND DEPOSITS (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS
As at	March 31, 2025	December 31, 2024
Insurance	$222,601	$370,609
Prepaid other	184,244	112,439
Deposits	772,461	241,465
	$1,179,306	$724,513